Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Schedule of breakdown of cash, cash equivalents and restricted cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$64,024	$59,056
Cash and cash equivalents held by the lessor VIE ( note 9 )	796	215
Restricted cash	1,310	—

Total cash, cash equivalents and restricted cash	$66,130	$59,271